Revenue - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of summary of significant accounting policies [Line Items]
Revenue	$ 211,637	$ 306,004
Non-current contract assets	165,007		$ 122,934
Current contract assets	68,673		64,440
Non-current contract liabilities	4,177		5,500
Current contract liabilities	18,190		$ 30,364
License revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of summary of significant accounting policies [Line Items]
Revenue	39,750	$ 0
Teva Pharmaceutical Industries Ltd
Disclosure of summary of significant accounting policies [Line Items]
Upfront and milestone consideration, payment	150,000
STADA Arzneimittel AG
Disclosure of summary of significant accounting policies [Line Items]
Upfront and milestone consideration, payment	105,600
Advanz Pharma Holdings
Disclosure of summary of significant accounting policies [Line Items]
Upfront and milestone consideration, payment	227,900
Alvogen
Disclosure of summary of significant accounting policies [Line Items]
Upfront and milestone consideration, payment	15,000
Not later than five years | Performance obligations satisfied over time
Disclosure of summary of significant accounting policies [Line Items]
Transaction price allocated to remaining performance obligations	$ 343,800
Bottom of range
Disclosure of summary of significant accounting policies [Line Items]
Non-current contract assets materialize period	2 years
Noncurrent contract liabilities revenue recognition period	2 years
Top of range
Disclosure of summary of significant accounting policies [Line Items]
Non-current contract assets materialize period	4 years
Noncurrent contract liabilities revenue recognition period	3 years